UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: DECEMBER 31, 2014 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG SouthernSun Small Cap Fund Schedule of Portfolio Investments (unaudited) December 31, 2014

	Shares	Value
Common Stocks - 97.2%
Consumer Discretionary - 12.1%
Columbia Sportswear Co.	513,600	$22,875,744
Iconix Brand Group, Inc.*	1,070,900	36,185,711
Thor Industries, Inc.	456,586	25,509,460
Total Consumer Discretionary		84,570,915
Consumer Staples - 13.0%
Darling Ingredients, Inc.*	2,156,258	39,157,645
The Fresh Market, Inc.*,1	584,800	24,093,760
Sanderson Farms, Inc.	327,810	27,544,235
Total Consumer Staples		90,795,640
Energy - 7.7%
CARBO Ceramics, Inc.[1]	588,062	23,551,883
Newfield Exploration Co.*	1,112,375	30,167,610
Total Energy		53,719,493
Health Care - 13.4%
AmSurg Corp.*	434,848	23,799,231
Centene Corp.*	349,055	36,249,362
Hill-Rom Holdings, Inc.	732,590	33,420,756
Total Health Care		93,469,349
Industrials - 33.7%
AGCO Corp.	816,556	36,908,331
The Brink’s Co.	1,171,131	28,587,308
Chicago Bridge & Iron Co., N.V.	700,770	29,418,325
Clean Harbors, Inc.*	768,435	36,923,302
IDEX Corp.	359,000	27,944,560
Nordson Corp.	285,899	22,288,686
The Timken Co.	664,400	28,356,592
Trinity Industries, Inc.	860,325	24,097,703
Total Industrials		234,524,807
Information Technology - 10.2%
Broadridge Financial Solutions, Inc.	735,200	33,951,536
Diebold, Inc.	1,068,131	37,000,058
Total Information Technology		70,951,594
Materials - 7.1%
Intrepid Potash, Inc.*,1	1,260,745	17,499,141
Koppers Holdings, Inc.	815,471	21,185,936
TimkenSteel Corp.	289,733	10,728,813
Total Materials		49,413,890
Total Common Stocks (cost $608,318,992)		677,445,688

	Principal Amount	Value
Short-Term Investments - 5.8%
Repurchase Agreements - 4.9%[2]
Cantor Fitzgerald Securities, Inc., dated 12/31/14 due 01/02/15, 0.090%, total to be received $8,218,401 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 01/01/15 - 11/20/64, totaling $8,382,727)	$8,218,360	$8,218,360
Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.120%, total to be received $1,730,114 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 06/01/17 - 03/01/48, totaling $1,764,704)	1,730,102	1,730,102
HSBC Securities USA, Inc., dated 12/31/14, due 01/02/15, 0.060%, total to be received $8,218,387 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.375%, 01/15/15 - 07/15/32, totaling $8,382,746)	8,218,360	8,218,360
Nomura Securities International, Inc., dated 12/31/14, due 01/02/15, 0.080%, total to be received $8,218,397 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 01/07/15 -11/20/64 totaling $8,382,727)	8,218,360	8,218,360
Royal Bank of Scotland PLC, dated 12/31/14, due 01/02/15, 0.090%, total to be received $8,218,401 (collateralized by various U.S. Government Agency Obligations, 0.375% - 7.250%, 11/15/15 - 07/15/56, totaling $8,382,728)	8,218,360	8,218,360
Total Repurchase Agreements		34,603,542

	Shares
Other Investment Companies - 0.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	6,110,632	6,110,632
Total Short-Term Investments (cost $40,714,174)		40,714,174

Total Investments - 103.0% (cost $649,033,166)		718,159,862
Other Assets, less Liabilities - (3.0)%		(20,779,105)
Net Assets - 100.0%		$697,380,757

AMG SouthernSun U.S. Equity Fund Schedule of Portfolio Investments (unaudited) December 31, 2014

	Shares	Value
Common Stocks - 92.4%
Consumer Discretionary - 15.8%
Hanesbrands, Inc.	400,065	$44,655,255
Murphy USA, Inc.*	427,138	29,412,723
Polaris Industries, Inc.	152,295	23,033,096
Thor Industries, Inc.	503,690	28,141,160
Total Consumer Discretionary		125,242,234
Consumer Staples - 5.1%
Darling Ingredients, Inc.*	2,223,480	40,378,397
Energy - 10.8%
CARBO Ceramics, Inc.[1]	331,440	13,274,172
Newfield Exploration Co.*	1,337,531	36,273,841
Tidewater, Inc.[1]	1,103,000	35,748,230
Total Energy		85,296,243
Health Care - 5.5%
Centene Corp.*	416,055	43,207,312
Industrials - 37.2%
The ADT Corp.[1]	1,122,245	40,658,936
AGCO Corp.	913,195	41,276,414
Chicago Bridge & Iron Co., N.V.	811,675	34,074,116
Clean Harbors, Inc.*	929,300	44,652,865
Flowserve Corp.	634,125	37,939,699
IDEX Corp.	478,985	37,284,192
The Timken Co.	768,285	32,790,404
Trinity Industries, Inc.	958,625	26,851,086
Total Industrials		295,527,712
Information Technology - 10.2%
Broadridge Financial Solutions, Inc.	802,290	37,049,752
The Western Union Co.	2,465,430	44,155,851
Total Information Technology		81,205,603
Materials - 5.0%
MeadWestvaco Corp.	896,540	39,797,411
Utilities - 2.8%
OGE Energy Corp.	628,620	22,303,438
Total Common Stocks (cost $736,599,015)		732,958,350

	Principal Amount	Value
Short-Term Investments - 10.5%
Repurchase Agreements - 3.9%[2]
Barclays Capital, dated 12/31/14, due 01/02/15, 0.050%, total to be received $1,567,037 (collateralized by various U.S. Government Agency Obligations, 1.500% - 2.125%, 08/31/18 - 06/30/21, totaling $1,598,374)	$1,567,033	$1,567,033
Cantor Fitzgerald Securities, Inc., dated 12/31/14 due 01/02/15, 0.090%, total to be received $7,443,765 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 01/01/15 - 11/20/64, totaling $7,592,603)	7,443,728	7,443,728
Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.120%, total to be received $7,443,778 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 06/01/17 - 03/01/48, totaling $7,592,603)	7,443,728	7,443,728
HSBC Securities USA, Inc., dated 12/31/14, due 01/02/15, 0.060%, total to be received $7,443,753 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.375%, 01/15/15 - 07/15/32, totaling $7,592,620)	7,443,728	7,443,728
Nomura Securities International, Inc., dated 12/31/14, due 01/02/15, 0.080%, total to be received $7,443,761 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 01/07/15 -11/20/64 totaling $7,592,603)	7,443,728	7,443,728
Total Repurchase Agreements		31,341,945

	Shares
Other Investment Companies - 6.6%[3]

Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	7,228,422	7,228,422
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.07%	45,010,568	45,010,568
Total Other Investment Companies		52,238,990
Total Short-Term Investments (cost $83,580,935)		83,580,935

Total Investments - 102.9% (cost $820,179,950)		816,539,285
Other Assets, less Liabilities - (2.9)%		(22,983,444)
Net Assets - 100.0%		$793,555,841

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At December 31, 2014, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG SouthernSun Small Cap Fund	$649,250,982	$115,214,451	$(46,305,571)	$68,908,880
AMG SouthernSun U.S. Equity Fund	820,196,065	65,138,371	(68,795,151)	(3,656,780)

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of December 31, 2014, amounting to the following:

Fund	Market Value	% of Net Assets
AMG SouthernSun Small Cap Fund	$33,622,961	4.8%
AMG SouthernSun U.S. Equity Fund	30,430,761	3.8%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the December 31, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of December 31, 2014:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG SouthernSun Small Cap Fund
Investments in Securities
Common Stocks†	$677,445,688	—	—	$677,445,688
Short-Term Investments
Repurchase Agreements	—	$34,603,542	—	34,603,542
Other Investment Companies	6,110,632	—	—	6,110,632

Total Investments in Securities	$683,556,320	$34,603,542	—	$718,159,862

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG SouthernSun U.S. Equity Fund
Investments in Securities
Common Stocks†	$732,958,350	—	—	$732,958,350
Short-Term Investments
Repurchase Agreements	—	$31,341,945	—	31,341,945
Other Investment Companies	52,238,990	—	—	52,238,990

Total Investments in Securities	$785,197,340	$31,341,945	—	$816,539,285

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of December 31, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG Funds

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: 2/3/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: 2/3/2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: 2/3/2015